Barclays PLC (the Parent company) - Total equity (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Equity	£ 71,864		£ 69,260		£ 70,041		£ 66,882
Repurchase of shares	1,257		1,508		1,200
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	4,288	[1]	4,373	[1]	4,536	[1],[2]	4,637	[2]
Repurchase of shares	209	[1]	233	[1]	161	[2]
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	58,028		57,667		57,837		54,872
Repurchase of shares	1,257		1,508		1,200
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	£ 4,288		4,373		4,536		£ 4,637
Number of shares repurchased	837
Repurchase of shares	£ 209		£ 233		£ 161

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.